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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment No.: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camden Partners Holdings, LLC
Address: 500 East Pratt Street
         Suite 1200
         Baltimore, Maryland 21202

Form 13F File Number: 28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Donald W. Hughes
Title: Chief Financial Officer
Phone: 410-878-6800

Signature, Place, and Date of Signing:


       /s/ Donald W. Hughes,              Baltimore, Maryland,       May 8, 2009
-----------------------------------   ----------------------------   -----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        35

Form 13F Information Table Value Total:   $51,484 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          Column 1              Column 2     Column 3 Column 4       Column 5       Column 6  Column 7        Column 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                          Voting Authority
                                                        Value    Shrs or  Sh/ Put/ Investment   Other  ----------------------
       Name of Issuer        Title of Class   CUSIP   (x$1000)   Prn Amt  Prn Call Discretion Managers    Sole   Shared Other
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- --------- ------ -----
PHC INC MASS                 CL A           693315103 $ 1,843   2,456,788 SH       Defined    N/A      2,456,788
TIER TECHNOLOGIES INC        CL B           88650Q100 $ 3,855     832,681 SH       Defined    N/A        832,681
RAMTRON INTL CORP            COM NEW        751907304 $ 1,196   1,207,987 SH       Defined    N/A      1,207,987
AMERICAN PHYSICIANS SVC GROU COM            028882108 $ 3,214     167,665 SH       Defined    N/A        167,665
APOLLO GROUP INC             CL A           037604105 $   470       6,000 SH       Defined    N/A          6,000
CENTRAL SECS CORP            COM            155123102 $   583      44,700 SH       Defined    N/A         44,700
ATLAS ACQUISITION HLDGS CORP COM            049162100 $    63       6,700 SH       Defined    N/A          6,700
BOWNE & CO INC               COM            103043105 $   145      46,083 SH       Defined    N/A         46,083
GLOBAL CONSUMER ACQST CORP   COM            378983100 $    35       3,700 SH       Defined    N/A          3,700
GLOBAL BRANDS ACQUISITION CO COM            378982102 $   428      45,010 SH       Defined    N/A         45,010
LIBERTY ACQUISITION HLDGS CO COM            53015Y107 $   263      30,000 SH       Defined    N/A         30,000
OVERTURE ACQUISITION CORP    SHS            G6830P100 $   378      40,000 SH       Defined    N/A         40,000
HILLTOP HOLDINGS INC         COM            432748101 $ 3,389     297,277 SH       Defined    N/A        297,277
CAPELLA EDUCATION COMPANY    COM            139594105 $   477       9,000 SH       Defined    N/A          9,000
EHEALTH INC                  COM            28238P109 $   320      20,000 SH       Defined    N/A         20,000
ARROW FINL CORP              COM            042744102 $ 1,039      43,866 SH       Defined    N/A         43,866
HEIDRICK & STRUGGLES INTL IN COM            422819102 $   355      20,000 SH       Defined    N/A         20,000
GLOBAL SHIP LEASE INC NEW    SHS A          Y27183105 $   404     200,055 SH       Defined    N/A        200,055
MARTEK BIOSCIENCES CORP      COM            572901106 $   479      26,252 SH       Defined    N/A         26,252
MAIDEN HOLDINGS LTD          SHS            G5753U112 $   786     175,774 SH       Defined    N/A        175,774
MEADOWBROOK INS GROUP INC    COM            58319P108 $   162      26,636 SH       Defined    N/A         26,636
WHITE ELECTR DESIGNS CORP    COM            963801105 $   491     122,500 SH       Defined    N/A        122,500
AMERICA SVC GROUP INC        COM            02364L109 $   451      34,728 SH       Defined    N/A         34,728
NGP CAP RES CO               COM            62912R107 $   201      40,516 SH       Defined    N/A         40,516
ONEBEACON INSURANCE GROUP LT CL A           G67742109 $ 1,062     109,895 SH       Defined    N/A        109,895
ROBERT HALF INTL INC         COM            770323103 $    89       5,000 SH       Defined    N/A          5,000
SEASPAN CORP                 SHS            Y75638109 $   469      57,100 SH       Defined    N/A         57,100
STRAYER ED INC               COM            863236105 $   270       1,500 SH       Defined    N/A          1,500
SYNOVIS LIFE TECHNOLOGIES IN COM            87162G105 $   745      53,800 SH       Defined    N/A         53,800
NET 1 UEPS TECHNOLOGIES INC  COM NEW        64107N206 $ 1,141      75,000 SH       Defined    N/A         75,000
LA Z BOY INC                 COM            505336107 $    83      66,200 SH       Defined    N/A         66,200
NOBEL LEARNING CMNTYS INC    COM            654889104 $20,759   1,768,213 SH       Defined    N/A        1768213

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
ATRICURE INC                 COM            04963C209 $ 1,314   1,026,721 SH       Defined    N/A        1026721
CIBT EDUCATION GROUP INC     COM            17163Y102 $ 4,140  10,894,558 SH       Defined    N/A       10894558
PET DRX CORPORATION          COM            715813101 $   385   2,028,037 SH       Defined    N/A        2028037